Financial revenues (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Revenues
Financial income		R$ 1,318,948	R$ 1,091,748	R$ 438,598
Interest on financial investments		546,763	339,681	82,512
Interest received from customers		27,916	28,427	28,686
Swap interest		299,096	203,852	32,955
Interest on lease		28,101	24,788	19,924
Inflation adjustment	[1]	213,949	208,029	116,441
Other derivatives   	[2]	187,097	285,009	155,165
Other revenues		R$ 16,026	R$ 1,962	R$ 2,915

[1]	A substantial part is related to the monetary restatement on tax credits and judicial deposits.
[2]	This is mainly the difference between the market value and the cost of the share subscription options related to the operational partnership with Banco C6, started in 2020, to which the Company was entitled in the period due to the achievement of targets. Until December 31, 2022, the Company obtained the subscription right for the 5th, 6th, 7th and 8th contractual targets, generating an effect of R$ 160,514 (R$ 285,009 in December 31, 2021). The market value was calculated based on information available in the last investment transaction carried out by the partner and disclosed in the market. The disclosures of this derivative financial instrument are detailed in Note 39, which was measured at fair value, and will subsequently be measured in the Company’s income, considering the risks related to arbitration disclosed in Note 29.